Fair Value Measurements	12 Months Ended
Dec. 25, 2010
Fair Value Measurements [Abstract]
Fair Value Measurements
Note 9: Fair Value Measurements
The Company applies the applicable accounting guidance for fair value measurements. This guidance provides the definition of fair value, describes the method used to appropriately measure fair value in accordance with generally accepted accounting principles and expands fair value disclosure requirements.
The fair value hierarchy established under this guidance prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:
Level 1—Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2—Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.
Level 3—Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value from the perspective of a market participant.
Some fair value measurements, such as those related to foreign currency forward contracts and interest rate swaps, are performed on a recurring basis, while others, such as those related to evaluating goodwill and other intangibles for impairment, are performed on a nonrecurring basis.
Assets and Liabilities Recorded at Fair Value on a Recurring Basis as of December 25, 2010

Description of Assets(in millions)	December 25, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds	$30.2	$30.2	$—	$—
Foreign currency derivative contracts	16.1	—	16.1	—
Total	$46.3	$30.2	$16.1	$—

Description of Liabilities (in millions)	December 25, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swaps	$23.1	$—	$23.1	$—
Foreign currency derivative contracts	17.7	—	17.7	—
Total	$40.8	$—	$40.8	$—
Assets and Liabilities Recorded at Fair Value on a Recurring Basis as of December 26, 2009

Description of Assets(in millions)	December 26, 2009	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Foreign currency derivative contracts	$16.3	$—	$16.3	$—

Description of Liabilities(in millions)	December 26, 2009	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swaps	$27.9	$—	$27.9	$—
Foreign currency derivative contracts	17.4	—	17.4	—
Total	$45.3	$—	$45.3	$—
The Company markets its products in almost 100 countries and is exposed to fluctuations in foreign currency exchange rates on the earnings, cash flows and financial position of its international operations. The Company uses financial instruments to hedge certain of its exposures and to manage the foreign exchange impact to its financial statements. As of December 25, 2010 and December 26, 2009, the Company held foreign currency forward contracts to hedge various currencies which had a net fair value of negative $1.6 million and $1.1 million, respectively, based on third party quotations. Changes in fair market value are recorded either in other comprehensive income or earnings depending on the designation of the hedge as outlined in Note 8 to the Consolidated Financial Statements.
The fair value of interest rate swap contracts is based on the discounted net present value of the swap using third party quotes. Changes in fair market value are recorded in other comprehensive income, and any changes resulting from ineffectiveness are recorded in current earnings. The Company recorded $0.4 million to interest expense in 2009 related to ineffective interest rate swap hedges resulting from the Company’s voluntary prepayment of term debt.
Included in the Company’s cash equivalents balance as of December 25, 2010 was $30.2 million in money market funds, which are highly liquid investments with a maturity of three months or less. These assets are classified within Level 1 of the fair value hierarchy as the money market funds are valued using quoted market prices in active markets. There were no such amounts held as of December 26, 2009.
Assets and Liabilities Recorded at Fair Value on a Non-recurring Basis
As previously outlined in Note 6 to the Consolidated Financial Statements, the Company recorded goodwill and intangible impairments in the second quarter of 2009. The following table presents information about these assets measured at fair value on a non-recurring basis as of that date (June 27, 2009), and indicates the placement in the fair value hierarchy of the valuation techniques utilized to determine such fair value.

Description of Assets (in millions)	June 27, 2009	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Intangible assets	$50.1	$—	$—	$50.1
Goodwill	51.5	—	—	51.5
Total	$101.6	$—	$—	$101.6
In accordance with the guidance which addresses goodwill and intangible assets, goodwill allocated to the Nutrimetics and South African beauty reporting units was written down to its implied fair value of $41.5 million and $10.0 million, respectively, during the second quarter ended June 27, 2009. Additionally, intangible assets relating to the Company’s Nutrimetics, NaturCare and Avroy Shlain tradenames were written down to their implied fair value of $23.8 million, $20.0 million and $6.3 million, respectively, during the second quarter ended June 27, 2009.
The Company decided to begin selling a portion of the Swissgarde product line through its Avroy Shlain beauty business in South Africa and to cease operating the unit as an independent company in several markets in Southern Africa. As a result of this decision, the Company concluded that its intangible assets and goodwill were impaired and, in 2010, recorded a $2.1 million impairment to the Swissgarde tradename, a $0.1 million impairment related to the sales force intangible and a $2.1 million impairment to goodwill relating to the South African beauty reporting unit. As a result of these entries, the carrying values of the Swissgarde intangible assets were reduced to zero and the goodwill related to the South African beauty reporting unit was reduced to $9.8 million, which the Company determined was its implied fair value as of December 25, 2010.
Refer to Note 6 to the Consolidated Financial Statements for further discussion of goodwill and tradename impairments.
Fair Value of Financial Instruments
Due to their short maturities or their insignificance, the carrying amounts of cash and cash equivalents, accounts and notes receivable, accounts payable, accrued liabilities and short-term borrowings approximated their fair values at December 25, 2010 and December 26, 2009. The Company’s term loans consist entirely of floating rate debt; however, the Company estimates that, based on current market conditions, the value of that debt was about $397 million compared to the carrying value of $405 million at December 25, 2010. The lower fair value results from the difference in the interest rate spread under the 2007 Credit Agreement, which was 62.5 basis points at the end of 2010, versus the interest spread that the Company believes it would have been able to obtain as of December 25, 2010.